TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade accounts payable
Trade accounts payable	R$ 5,572,219	R$ 6,206,570
Domestic (Brazil) | Related party
Trade accounts payable
Trade accounts payable	3,946,185	4,171,988
Domestic (Brazil) | Third party
Trade accounts payable
Trade accounts payable	1,023	3,776
Trade accounts payables balances subject to factoring at the exclusive option of certain suppliers	281,350	416,643
Domestic (Brazil) | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	1,080,028	1,370,833
Foreign | Third party
Trade accounts payable
Trade accounts payable	1,625,011	2,030,806
Foreign | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	R$ 523,408	R$ 625,645